Commitments and Contingencies	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Commitments and Contingencies	Commitments and Contingencies
Operating Leases
The Company entered into an agreement with ISMMS to sublease office space in Connecticut with a remaining term of approximately 13 years as of December 31, 2020. The lease is subject to escalating rent and rent-free period provisions and require the Company to pay additional amounts for operating expenses. In addition, the Company leased certain lab and office spaces in New York from ISMMS on a month-to-month basis during the years ended December 31, 2020, 2019 and 2018. See Note 6 for additional information.
In April 2019, the Company entered into a sublease agreement to rent a building located in Stamford, Connecticut to be used for office and laboratory space. As the land is more than 25% of the total value, the building is accounted for as a capital lease and the land as an operating lease.
In November 2019, the Company entered into a lease agreement with a third party for office space in Connecticut. The Company took occupancy of the facility and the lease commenced in November 2019 and has a remaining term of 13 years as of December 31, 2020. The lease provides for escalating rent over the lease term and requires the Company to pay additional amounts for operating expenses. Per the terms of the lease agreement, the Company was required to deliver a letter of credit from a financial institution equal to the amount of the security deposit on the office space. Accordingly, in February 2020, a financial institution issued an irrevocable standby letter of credit to the third party for $0.9 million. The Company recorded $0.9 million as restricted cash on the balance sheet as of December 31, 2020.
In January 2020, the Company entered into a lease agreement with a third party for lab space in Branford, Connecticut. The Company took occupancy of the facility and the lease commenced in February 2020 and has a remaining term of 9 years as of December 31, 2020. The lease provides for escalating rent over the lease term and requires the Company to pay additional amounts for operating expenses.
Future minimum payments under non-cancelable operating leases as of December 31, 2020 are as follows (in thousands):

2021	$3,840
2022	3,975
2023	4,080
2024	4,182
2025	4,577
Thereafter	52,653
Total operating lease obligations	$73,307
Rent expense related to non-cancelable operating leases was $5.3 million,$0.8 million and $0.9 million for the years ended December 31, 2020, 2019 and 2018, respectively. Rent expense related to month-to-month operating leases was $3.2 million, $2.8 million, and $3.2 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Capital Leases
The Company entered into various capital lease agreements to obtain laboratory equipment which contain bargain purchase commitments at the end of the lease term. The terms of the capital leases range from 3 to 5 years with interest rates ranging from 1.9% to 12.0% The leases are secured by the underlying equipment.
In April 2019, the Company entered into a sublease agreement to rent a building to be used for office and laboratory space for a base term of 325 months. The building is accounted for as a capital lease and the land as an operating lease.
The Company has the option to renew the lease at the end of the initial base term for either one period of 10 years, or two periods of 5 years. There is also an early termination option in which the Company may cancel the lease after the 196th month with a cancellation charge of $8.4 million. The Company has no intent to exercise the renewal nor early termination options.
The building lease is amortized on a straight-line basis over 325 months. The interest rate related to the lease obligation is 13.1% and the maturity date is October 30, 2046.
The Company also incurs other lease-related expenses such as real estate taxes, operating expenses and maintenance that are generally based on the Company’s pro-rata share of the total square footage of the property being leased.
Property and equipment under capital leases was $27.0 million and $19.5 million as of December 31, 2020 and 2019, respectively. Accumulated amortization on capital lease assets was $9.7 million and $6.3 million at December 31, 2020 and 2019, respectively.
For all capital leases, the portion of the future payments designated as principal repayment is recorded as a capital lease obligation on the Company’s balance sheets in accordance with repayment terms. Future payments under capital leases at December 31, 2020, are as follows (in thousands):

2021	$5,165
2022	4,702
2023	3,479
2024	2,658
2025	2,344
Thereafter	51,869
Total capital lease obligations	70,217
Less: amounts representing interest	(45,933)
Present value of net minimum capital lease payments	24,284
Less: current portion	(3,506)
Capital lease obligations, net of current portion	$20,778
Interest expense related to capital leases was $2.2 million, $0.7 million and $0.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Contingencies
The Company may, from time to time, become involved in legal proceedings arising out of the normal course of its operations. For instance, the Company may be subject to lawsuits alleging negligence or other similar legal claims related to its provision of genetic testing and/or information services. The Company establishes reserves for specific legal matters when it determines that the likelihood of an unfavorable outcome is probable and the loss is reasonably estimable. The Company has also identified certain other legal matters where it believes an unfavorable outcome is not probable and, therefore, no reserve is established. Although management currently believes that resolving claims against the Company, including claims where an unfavorable outcome is reasonably possible, will not have a material impact on the liquidity, results of operations, or financial condition of the Company, these matters are subject to inherent uncertainties and management's view of these matters may change in the future. It is possible that an unfavorable outcome of one or more of these lawsuits or other contingencies could have a material impact on the liquidity, results of operations, or financial condition of the Company.
Significant judgment is required in both the determination of probability of loss and the determination as to whether the amount can be reasonably estimated. Accruals are based only on information available at the time of the assessment, due to the uncertain nature of such matters. As additional information becomes available, management reassesses potential liabilities related to pending claims and litigation and may revise its previous estimates, which could materially affect the Company’s results of operations in a given period.
The Company maintains various liability insurance coverages for, among other things, claims that could result from providing, or failing to provide diagnostic testing services, including inaccurate testing results, and other exposures. The Company’s insurance coverage limits its maximum exposure on claims; however, the Company is responsible for any uninsured portion of losses. Management believes that present insurance coverage is sufficient to cover potential exposures.
The Company was not a party to any material legal proceedings at December 31, 2020, nor is it a party to any legal proceedings as of the date of issuance of these financial statements.
Commitments and Contingencies
Operating Leases
The Company’s operating leases consist of office and lab space leases and a ground lease associated with a building under capital lease. The Company has entered into leases of office and lab space with ISMSS, including month-to-month leases in place during the three months ended March 31, 2021 and 2020. Pursuant to the terms of a lease agreement, the Company was required to have issued an irrevocable standby letter of credit to the lessor for $0.9 million, which was included in restricted cash on the condensed balance sheets as of March 31, 2021 and December 31, 2020.
Future minimum payments under non-cancelable operating leases as of March 31, 2021 are as follows (in thousands):

(in thousands)
2021 (remainder of year)	$3,315
2022	4,386
2023	4,474
2024	4,568
2025	4,687
Thereafter	50,111
Total operating lease obligations	$71,541
Rent expense related to non-cancelable operating leases was $1.4 million and $1.3 million for the three months ended March 31, 2021 and 2020, respectively. Rent expense related to month-to-month operating leases was $0.3 million and $0.8 million for the three months ended March 31, 2021 and 2020, respectively.
Capital Leases
The Company entered into various capital lease agreements to obtain laboratory equipment which contain bargain purchase commitments at the end of the lease term. The terms of the capital leases range from 3 to 5 years with interest rates ranging from 1.9% to 12.0%. The leases are secured by the underlying equipment. The Company also leases a building used for office and laboratory space in which the building is accounted for as a capital lease and the land is as an operating lease.
Property and equipment under capital leases was $27.6 million and $27.0 million as of March 31, 2021 and December 31, 2020, respectively. Accumulated amortization on capital lease assets was $10.7 million and $9.7 million at March 31, 2021 and December 31, 2020 and 2019, respectively.
For all capital leases, the portion of the future payments designated as principal repayment is recorded as a capital lease obligation on the Company’s condensed balance sheets in accordance with repayment terms. Future payments under capital leases at March 31, 2021, are as follows (in thousands):

(in thousands)
2021 (remainder of year)	$3,761
2022	4,794
2023	3,570
2024	2,749
2025	2,437
Thereafter	51,882
Total capital lease obligations	69,193
Less: amounts representing interest	(45,407)
Present value of net minimum capital lease payments	23,786
Less : current portion	(3,504)
Capital lease obligations, net of current portion	$20,282
Interest expense related to capital leases was $0.6 million and $0.5 million for the three months ended March 31, 2021 and 2020, respectively.
Contingencies
The Company may, from time to time, become involved in legal proceedings arising out of the normal course of its operations. For instance, the Company may be subject to lawsuits alleging negligence or other similar legal claims related to its provision of genetic testing and/or information services. The Company establishes reserves for specific legal matters when it determines that the likelihood of an unfavorable outcome is probable and the loss is reasonably estimable. The Company has also identified certain other legal matters where it believes an unfavorable outcome is not probable and, therefore, no reserve is established. Although management currently believes that resolving claims against the Company, including claims where an unfavorable outcome is reasonably possible, will not have a material impact on the liquidity, results of operations, or financial condition of the Company, these matters are subject to inherent uncertainties and management's view of these matters may change in the future. It is possible that an unfavorable outcome of one or more of these lawsuits or other contingencies could have a material impact on the liquidity, results of operations, or financial condition of the Company.
Significant judgment is required in both the determination of probability of loss and the determination as to whether the amount can be reasonably estimated. Accruals are based only on information available at the time of the assessment, due to the uncertain nature of such matters. As additional information becomes available, management reassesses potential liabilities related to pending claims and litigation and may revise its previous estimates, which could materially affect the Company’s results of operations in a given period.
The Company maintains various liability insurance coverages for, among other things, claims that could result from providing, or failing to provide diagnostic testing services, including inaccurate testing results, and other exposures. The Company’s insurance coverage limits its maximum exposure on claims; however, the Company is responsible for any uninsured portion of losses. Management believes that present insurance coverage is sufficient to cover potential exposures.
The Company was not a party to any material legal proceedings at March 31, 2021, nor is it a party to any legal proceedings as of the date of issuance of these condensed financial statements.

CM Life Sciences, Inc.
Commitments and Contingencies (Details) [Line Items]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on September 1, 2020, the holders of the Founder Shares, Private Placement Warrants and securities that may be issued upon conversion of Working Capital Loans and forward purchase shares are entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriter is entitled to a deferred fee of $0.35 per Unit, or $15,496,250 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
The Company entered into separate forward purchase agreements with affiliates of the Sponsor, Casdin Capital, LLC ("Casdin") and Corvex Management LP ("Corvex"), in their capacities as investment advisors on behalf of one or more investment funds, clients or accounts managed by each of Casdin and Corvex, respectively (collectively, their "Clients"), pursuant to which, subject to the conditions described below, they will cause the Clients to purchase from the Company up to an aggregate amount of 15,000,000 shares of Class A common stock, or the forward purchase shares, for $10.00 per forward purchase share, or an aggregate amount of up to $150,000,000, in a private placement that will close concurrently with the closing of a Business Combination. The amount of forward purchase shares sold pursuant to the forward purchase agreements will be determined in the Company’s discretion based on the Company’s need for additional capital to consummate a Business Combination. Under each forward purchase agreement, the Company is required to approach Casdin and Corvex if it proposes to raise additional capital by issuing any equity, or securities convertible into, exchangeable or exercisable for equity securities in connection with a Business Combination. The respective obligations of Casdin and Corvex to purchase forward purchase shares will, among other things, be conditioned on the Company completing a Business Combination with a company engaged in a business that is within the investment objectives of the Clients purchasing forward purchase shares and on the Business Combination (including the target assets or business, and the terms of the Business Combination) being reasonably acceptable to such Clients as determined by Casdin or Corvex, as relevant, as investment advisors on behalf of such Clients. Each of Casdin and Corvex will have the right to transfer a portion of its purchase obligation under the forward purchase agreement to third parties, subject to compliance with applicable securities laws. To the extent that the Company obtains alternative financing to fund the initial Business Combination and the Clients participate in such financing, the aggregate commitment under the forward purchase agreement will be reduced by the amount of such alternative financing.
Business Combination Agreement
On February 10, 2021, the Company announced that it executed an Agreement and Plan of Merger (the “Merger Agreement”) with Mount Sinai Genomics, Inc., a Delaware corporation, d/b/a Sema4 (“Sema4”) and the other parties thereto (the transactions contemplated by the Merger Agreement, including the Merger (as defined below), the “Business Combination”). Specifically, the Company entered into the Merger Agreement with Sema4 and S-IV Sub, Inc., a Delaware corporation incorporated on February 1, 2021 and a direct, wholly-owned subsidiary of the Company (“Merger Sub”). Pursuant to the terms of the Merger Agreement, the Company will acquire Sema4through the merger of Merger Sub with and into Sema4, with Sema4 surviving as a wholly-owned subsidiary of the Company (the “Merger”)
The Business Combination is expected to close in the second quarter of 2021, following the receipt of the required approval by the Company’s stockholders and the satisfaction of certain other customary closing conditions.
At the effective time of the Merger (the “Effective Time”), each share of Sema4 class B common stock, par value $0.00001 per share (“Sema4 Class B Common Stock”) issued and outstanding as of immediately prior to the Effective Time will be converted into 1/100th of a share of Sema4 class A common stock, par value $0.00001 per share (“Sema4 Class A Common Stock”, together with Sema4 Class B Common Stock, “Sema4 Common Stock”) in accordance with Sema4’s organizational documents.
Immediately thereafter, each share of Sema4 Common Stock and Sema4’s series A-1 preferred stock, series A-2 preferred stock, series B preferred stock and series C preferred stock (collectively, “Sema4 Capital Stock”) issued and outstanding immediately prior to the Effective Time (other than Excluded Shares and Dissenting Shares (each as defined in the Merger Agreement)) will be converted into the right to receive a portion of the total closing merger consideration, with each Sema4 stockholder being entitled to receive the following:
(a)if such stockholder has made a cash election as set forth and in accordance with the terms of the Merger Agreement, a portion of the specified aggregate amount of cash consideration payable under the terms of the Merger Agreement (such aggregate amount not to exceed $343,000,000) and pursuant to the terms of such stockholder’s cash election; and
(b)a number of shares of common stock, par value $0.0001 per share, of the Company (the “Common Stock”) equal to the quotient of: (i) (A) the product of (x) such stockholder's total shares of Sema4 Capital Stock multiplied by (y) the per share amount calculated in accordance with the Merger Agreement minus (B) the amount of cash payable to such stockholder pursuant to its cash election, if any, divided by (ii) $10.
In addition, at the Effective Time, each outstanding option to purchase Sema4 Capital Stock, each outstanding and unsettled restricted stock unit in respect of shares of Sema4 Capital Stock and each outstanding stock appreciation right will be rolled over into options to purchase Common Stock, restricted stock units in respect of
Common Stock and stock appreciation rights in respect of Common Stock, all as further set forth in and in accordance with the terms of the Merger Agreement.
In addition to the payment of cash, issuance of Common Stock and rollover of other Sema4 equity awards described above as of the Effective Time, in the event that the closing sale price of Common Stock exceeds certain price thresholds for 20 out of any 30 consecutive trading days during the period of time commencing upon the expiration of the lock-up period applicable to the Sponsor under the Letter Agreement, dated as of August 27, 2021, by and among the Company, Sponsor and each of the executive officers and directors of the Company and ending on the second anniversary of the closing of the Merger, an additional number of shares equal to an amount up to an aggregate of 11% of the shares of Common Stock that would have been issuable upon closing of the Merger to the stockholders of the Company if no cash elections were made and the closing cash payment amount under the Merger Agreement was $0.00 (the "Earn-Out Shares") shall become issuable, in accordance with the terms of the Merger Agreement following the achievement of those certain price thresholds, to the stockholders of Sema4 as of immediately prior to the closing of the Merger; provided that the board of directors of Sema4 (or a duly authorized committee thereof) may, prior to the closing of the Merger, allocate a portion of such Earn-Out Shares to be issued to service providers of Sema4 in the form of restricted stock units of the Company.
Sponsor Support Agreement
On February 10, 2021, the Company entered into a Sponsor Support Agreement with the Sponsor and Sema4, whereby Sponsor has agreed to, among other things, (a) vote at any meeting of the stockholders of the Company all of their shares of capital stock of the Company held of record or thereafter acquired in favor of the Stockholder Approvals (as defined in the Merger Agreement), (b) be bound by certain other covenants and agreements related to the Business Combination and (c) be bound by certain transfer restrictions with respect to such securities, prior to the closing of the Business Combination, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement. On February 10, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (collectively, the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors” which include certain existing equity holders of Sema4), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 35,000,000 shares of our common stock for an aggregate purchase price equal to $350,000,000 (the “PIPE Investment”). The PIPE Investment will be consummated immediately prior to the closing of the Sema4Business Combination. The Subscription Agreements provide for certain customary registration rights for the PIPE Investors. The Subscription Agreements will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) the mutual written agreement of the parties to such Subscription Agreement; and (c) November 9, 2021.
COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on September 1, 2020, the holders of the Founder Shares, Private Placement Warrants and securities that may be issued upon conversion of Working Capital Loans and forward purchase shares are entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriter is entitled to a deferred fee of $0.35 per Unit, or 15,496,250 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
The Company entered into separate forward purchase agreements with affiliates of the Sponsor, Casdin Capital, LLC (“Casdin”) and Corvex Management LP (“Corvex”), in their capacities as investment advisors on behalf of one or more investment funds, clients or accounts managed by each of Casdin and Corvex, respectively (collectively, their “Clients”), pursuant to which, subject to the conditions described below, they will cause the Clients to purchase from the Company up to an aggregate amount of 15,000,000 shares of Class A common stock, or the forward purchase shares, for $10.00 per forward purchase share, or an aggregate amount of up to $150,000,000, in a private placement that will close concurrently with the closing of a Business Combination. The amount of forward purchase shares sold pursuant to the forward purchase agreements will be determined in the Company’s discretion based on the Company’s need for additional capital to consummate a Business Combination. Under each forward purchase agreement, the Company is required to approach Casdin and Corvex if it proposes to raise additional capital by issuing any equity, or securities convertible into, exchangeable or exercisable for equity securities in connection with a Business Combination. The respective obligations of Casdin and Corvex to purchase forward purchase shares will, among other things, be conditioned on the Company completing a Business Combination with a company engaged in a business that is within the investment objectives of the Clients purchasing forward purchase shares and on the Business Combination (including the target assets or business, and the terms of the Business Combination) being reasonably acceptable to such Clients as determined by Casdin or Corvex, as relevant, as investment advisors on behalf of such Clients. Each of Casdin and Corvex will have the right to transfer a portion of its purchase obligation under the forward purchase agreement to third parties, subject to compliance with applicable securities laws. To the extent that the Company obtains alternative financing to fund the initial Business Combination and the Clients participate in such financing, the aggregate commitment under the forward purchase agreement will be reduced by the amount of such alternative financing.